Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046 713 626 1919 www.invesco.com

June 8, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Counselor Series Trust (Invesco Counselor Series Trust)
CIK No. 0001112996

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Fund”) that the Prospectus and Statements of Additional Information relating to the Class T shares of Invesco America Franchise Fund, Invesco California Tax-Free Income Fund, Invesco Core Plus Bond Fund, Invesco Equally Weighted S&P 500 Fund, Invesco Equity and Income Fund, Invesco Floating Rate Fund, Invesco Global Real Estate Income Fund, Invesco Growth and Income Fund, Invesco Low Volatility Equity Yield Fund, Invesco Pennsylvania Tax Free Income Fund, Invesco S&P 500 Index Fund, Invesco Short Duration High Yield Municipal Fund, Invesco Small Cap Discovery Fund and Invesco Strategic Real Return Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 77 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 77 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on June 5, 2017.

Please contact the undersigned at (713) 214-7888 if you have any questions regarding this filing.

Very truly yours,

/s/ Peter A. Davidson

Peter A. Davidson

Assistant General Counsel